Income Taxes (Details) - Schedule of Components of Net Deferred Tax Assets and Liabilities - USD ($)	May 31, 2023	May 31, 2022
Deferred tax assets
Net operating loss carryforwards in China	$ 30,478	$ 10,274
Total deferred tax assets	30,478	10,274
Valuation allowance	(30,478)	(10,274)
Total net deferred tax asset